UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Dickstein Partners Inc.
Address:    660 Madison Avenue, 16th Floor
            New York, NY 10021
            Leigh Waxman, (212) 754-4000, Vice President

Form 13F File Number:    28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leigh Waxman
Title:    Vice President
Phone:    (212) 754-4000

Signature, Place, and Date of Signing:

        /s/ Leigh Waxman            New York, NY              08/15/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:       $255,198 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1.      28-4210                 Mark Dickstein*

*Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his direction.

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     VOTING
                                                                  SHRS                                              AUTHORITY
                               TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----
AMR Corp                     Com       001765 10 6     7,060      583,000          Call  Sole        1
Altria Group Inc             Com       02209S 10 3     6,628      102,500 SH             Sole        1       102,500
Altria Group Inc             Com       02209S 10 3     3,944       61,000          Call  Sole        1
Autozone Inc                 Com       053332 10 2     5,686       61,500 SH             Sole        1        61,500
Beverly Enterprises Inc      Com New   087851 30 9     8,340      654,600          Call  Sole        1
Citigroup Inc                Com       172967 10 1     4,554       98,500          Call  Sole        1
CNET Networks Inc            Com       12613R 10 4     1,176      100,000 SH             Sole        1       100,000
Commerce Bancorp Inc NJ      Com       200519 10 6    39,091    1,289,700          Put   Sole        1
Encana Corp                  Com       292505 10 4     1,584       40,000          Call  Sole        1
Exxon Mobil Corp             Com       30231G 10 2    11,666      203,000          Call  Sole        1
Freescale Semiconductor Inc  Com CL A  35687M 10 7     4,307      205,000 SH             Sole        1       205,000
Freescale Semiconductor Inc  Com CL A  35687M 10 7     4,202      200,000          Call  Sole        1
Google Inc                   CL A      38259P 50 8    19,296       65,600          Call  Sole        1
Guidant Corp                 Com       401698 10 5     2,685       39,900 SH             Sole        1        39,900
Halliburton Co               Com       406216 10 1     1,913       40,000          Call  Sole        1
Hospira Inc                  Com       441060 10 0    13,584      348,300          Call  Sole        1
Hospira Inc                  Com       441060 10 0     5,070      130,000          Put   Sole        1
JPMorgan & Chase & Co        Com       46625H 10 0    10,137      287,000          Call  Sole        1
Joy Global Inc               Com       481165 10 8       413       12,300 SH             Sole        1        12,300
Joy Global Inc               Com       481165 10 8     3,367      100,200          Call  Sole        1
Joy Global Inc               Com       481165 10 8     2,419       72,000          Put   Sole        1
MCI Inc                      Com       552691 10 7     5,142      200,000          Put   Sole        1
Morgan Stanley               Com New   617446 44 8       525       10,000          Call  Sole        1
Novelis Inc                  Com       67000X 10 6     1,497       58,300 SH             Sole        1        58,300
Pall Corp                    Com       696429 30 7     2,477       81,600 SH             Sole        1        81,600
Pall Corp                    Com       696429 30 7     2,490       82,000          Call  Sole        1
Procter & Gamble Co          Com       742718 10 9     8,735      165,600          Call  Sole        1
Time Warner Inc              Com       887317 10 5    23,979    1,435,000          Call  Sole        1
Universal Health Rlty Incm T SH BEN    91359E 10 5     1,875       49,200 SH             Sole        1        49,200
                             INT
Unocal Corp                  Com       915289 10 2     2,602       40,000 SH             Sole        1        40,000
Unocal Corp                  Com       915289 10 2     3,968       61,000          Put   Sole        1
U S G Corp                   Com New   903293 40 5     2,890       68,000          Call  Sole        1
Valero Energy Corp New       Com       91913Y 10 0    12,950      163,700          Call  Sole        1
Washington Group Intl Inc    Com New   938862 20 8     2,811       54,988 SH             Sole        1        54,988
Washington Group Intl Inc    Com New   938862 20 8    14,007      274,000          Call  Sole        1
Whole Foods Mkt Inc          Com       966837 10 6    12,128      102,600          Call  Sole        1


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